NON-CONTROLLING INTEREST (Details)	13 Months Ended
Dec. 31, 2021 CAD ($)
Balance, December 1, 2020	$ 0
Non-controlling Interest Acquired On Acquisiton Of Reciprocity	(71,921)
Share Of Profit For The Period	(40,901)
Balance, December 31, 2021	$ (112,822)